Taxes - Income tax - Effective income tax on continuing operations - Additional information - Statutory rates (Details) - EUR (€) € in Millions		12 Months Ended
	Apr. 01, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Applicable tax rate		25.83%
Tax income related to the 2005-2006 tax dispute			€ 2,246	€ 2,246
Effective tax rate excluding tax dispute		26.90%	17.70%	33.20%
Impairment loss recognised in profit or loss, goodwill		€ 817	€ 3,702
Impairment of goodwill		€ 211	€ 1,052
UNITED KINGDOM
Disclosure of subsidiaries [line items]
Applicable tax rate		19.00%	19.00%
ROMANIA
Disclosure of subsidiaries [line items]
Applicable tax rate		16.00%
POLAND
Disclosure of subsidiaries [line items]
Applicable tax rate		19.00%
GUINEA
Disclosure of subsidiaries [line items]
Applicable tax rate		35.00%
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate		25.83%	28.41%	32.02%
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate	19.00%
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Applicable tax rate			25.00%	25.00%	25.00%
Impairment of goodwill		€ 3,702